ACCOUNTS RECEIVABLE, NET (Details Narrative)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Credit Loss [Abstract]
Allowance for (reversal of) expected credit losses			$ 4,290
Accounts receivable net collected percentage	96.90%	96.90%